ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Accounts receivable	$ 402.5	$ 478.0
Investment in finance leases (Note 17)	13.6	16.8
Receivables from related parties	29.4	45.8
Other receivables	107.5	53.0
Credit loss allowances	(34.4)	(27.5)
Total accounts receivable	518.6	566.1
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(27.5)	(22.0)
Additions	(15.7)	(7.4)
Amounts charged off	6.3	0.8
Unused amounts reversed	0.4	1.8
Foreign currency exchange differences	2.1	(0.7)
Credit loss allowances, end of year	(34.4)	(27.5)
Gross carrying amount | Current
Disclosure of financial assets [line items]
Accounts receivable	180.3	215.1
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Accounts receivable	48.2	95.7
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Accounts receivable	22.7	27.8
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Accounts receivable	11.8	34.1
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Accounts receivable	$ 139.5	$ 105.3